Performance Management	Apr. 25, 2025
MML Blend Fund | MML Blend Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and two additional indexes, each of which MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index and Custom Balanced Index). The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and two additional indexes, each of which MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index and Custom Balanced Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	15.38%	Lowest Quarter:	1Q ’20,	-14.58%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	15.38%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(14.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Blend Fund	14.64%	7.86%	7.90%
Service Class	MML Blend Fund	14.36%	7.59%	7.63%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Lipper Balanced Fund Index (reflects no deduction for taxes)		10.83%	6.80%	6.78%
Custom Balanced Index (reflects no deduction for fees, expenses, or taxes)(2)		15.13%	8.80%	8.57%

	One Year	Five Years	Ten Years
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

(2)
The Custom Balanced Index is a hypothetical custom index which comprises the S&P 500 Index (60%) and Bloomberg U.S. Aggregate Bond Index (40%).

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Equity Fund | MML Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Value Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Value Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’20,	15.86%	Lowest Quarter:	1Q ’20,	-26.59%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	15.86%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(26.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Equity Fund	19.39%	10.80%	9.07%

		One Year	Five Years	Ten Years
Service Class	MML Equity Fund	19.09%	10.53%	8.80%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)		14.37%	8.68%	8.49%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)(
MML Inflation-Protected and Income Fund | MML Inflation-Protected and Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L))
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	6.22%	Lowest Quarter:	2Q ’22,	-6.61%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	6.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(6.61%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Inflation- Protected and Income Fund	2.72%	2.10%	2.41%
Service Class	MML Inflation- Protected and Income Fund	2.59%	1.85%	2.16%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(1)		1.25%	-0.33%	1.35%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (reflects no deduction for fees, expenses, or taxes)		1.84%	1.87%	2.24%

(1)
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Invesco Discovery Large Cap Fund | MML Invesco Discovery Large Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund had not begun operations prior to the date of this Prospectus, and therefore has no performance history. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history for the Fund, along with the performance of the S&P 500® Index as a primary index and the Russell 1000 Growth Index as a secondary index, will be available after the Fund has been in operation for one calendar year.

MML Invesco Discovery Mid Cap Fund | MML Invesco Discovery Mid Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund had not begun operations prior to the date of this Prospectus, and therefore has no performance history. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history for the Fund, along with the performance of the Russell 3000® Index as a primary index and the Russell Midcap Growth Index as a secondary index, will be available after the Fund has been in operation for one calendar year.

MML iShares® 60/40 Allocation Fund | MML iShares 60/40 Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Class II Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’23,	9.54%	Lowest Quarter:	2Q ’22,	-11.16%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	9.54%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(11.16%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance [Table]
		One Year	Since Inception (02/11/22)
Class II	MML iShares 60/40 Allocation Fund	10.91%	4.10%
		One Year	Since Inception (02/11/22)
Service Class I	MML iShares 60/40 Allocation Fund	10.61%	3.83%
MSCI ACWI (reflects no deduction for fees or expenses)(1)		17.49%	7.04%
Lipper Balanced Fund Index (reflects no deduction for taxes)		10.83%	4.00%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		26.29%	4.82%

(1)
Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML iShares® 80/20 Allocation Fund | MML iShares 80/20 Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Class II Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’23,	10.37%	Lowest Quarter:	2Q ’22,	-13.37%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	10.37%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(13.37%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance [Table]
		One Year	Since Inception (02/11/22)
Class II	MML iShares 80/20 Allocation Fund	14.45%	5.82%
		One Year	Since Inception (02/11/22)
Service Class I	MML iShares 80/20 Allocation Fund	14.19%	5.56%
MSCI ACWI (reflects no deduction for fees or expenses)(1)		17.49%	7.04%
Lipper Balanced Fund Index (reflects no deduction for taxes)		10.83%	4.00%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		26.29%	4.82%

(1)
Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Managed Bond Fund | MML Managed Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’23,	7.38%	Lowest Quarter:	2Q ’22,	-6.19%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	7.38%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(6.19%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Managed Bond Fund	3.88%	0.45%	1.79%
Service Class	MML Managed Bond Fund	3.62%	0.20%	1.54%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		1.25%	-0.33%	1.35%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Short-Duration Bond Fund | MML Short-Duration Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Bloomberg U.S. Aggregate 1-3 Year Bond Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Bloomberg U.S. Aggregate 1-3 Year Bond Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Class II Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	4.44%	Lowest Quarter:	1Q ’20,	-7.02%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	4.44%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(7.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.
Performance [Table]
		One Year	Five Years	Ten Years
Class II	MML Short- Duration Bond Fund	6.48%	1.69%	2.07%
Service Class I	MML Short- Duration Bond Fund	6.11%	1.43%	1.81%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(1)		1.25%	-0.33%	1.35%
Bloomberg U.S. Aggregate 1-3 Year Bond Index (reflects no deduction for fees, expenses, or taxes)		4.39%	1.53%	1.61%

(1)
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Small Cap Equity Fund | MML Small Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2000 Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	28.35%	Lowest Quarter:	1Q ’20,	-30.52%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	28.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(30.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Small Cap Equity Fund	12.94%	10.64%	9.16%
Service Class	MML Small Cap Equity Fund	12.66%	10.37%	8.89%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
	One Year	Five Years	Ten Years
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	11.54%	7.40%	7.82%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML U.S. Government Money Market Fund | MML U.S. Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (FTSE 3 Month US T Bill Index). The Fund’s name, investment objective, and investment strategy changed on May 1, 2016 when the Fund changed from a money market fund to a government money market fund. Performance results shown were achieved when the Fund could invest in types of securities that it is no longer able to hold. Future performance of the Fund may be lower as a result. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (FTSE 3 Month US T Bill Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’23,	1.26%	Lowest Quarter:	1Q ’15 thru 1Q ’16; 3Q ’16 thru 4Q ’16; 2Q ’20 thru 1Q ’22, 0.00%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE 3 Month US T Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the FTSE 3 Month US T Bill Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML U.S. Government Money Market Fund	4.79%	2.15%	1.42%
	One Year	Five Years	Ten Years
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(1)	1.25%	-0.33%	1.35%
FTSE 3 Month US T Bill Index (reflects no deduction for fees, expenses, or taxes)	5.45%	2.54%	1.79%

(1)
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE 3 Month US T Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the FTSE 3 Month US T Bill Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)